Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: March 10, 2022

Payment Date	3/15/2022
Collection Period Start	2/1/2022
Collection Period End	2/28/2022
Interest Period Start	2/15/2022
Interest Period End	3/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$203,384,040.54	$20,433,463.03	$182,950,577.51	0.398585	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$370,130,040.54	$20,433,463.03	$349,696,577.51

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$373,656,906.62	$353,223,443.59	0.250381
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$373,656,906.62	$353,223,443.59
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$203,384,040.54	1.92000%	30/360	$325,414.46
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$370,130,040.54			$613,402.62

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$373,656,906.62	$353,223,443.59
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$373,656,906.62	$353,223,443.59
Number of Receivable Outstanding	37,229	36,226
Weight Average Contract Rate	4.71%	4.71%
Weighted Average Remaining Term (months)	32	31

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,430,969.72
Principal Collections	$20,342,583.82
Liquidation Proceeds	$75,799.19
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,849,352.73
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,849,352.73

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$311,380.76	$311,380.76	$—	$—	$21,537,971.97
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,537,971.97
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,537,971.97
Interest - Class A-3 Notes	$325,414.46	$325,414.46	$—	$—	$21,212,557.51
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$21,009,334.91
First Allocation of Principal	$—	$—	$—	$—	$21,009,334.91
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$20,983,940.51
Second Allocation of Principal	$—	$—	$—	$—	$20,983,940.51
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$20,956,194.78
Third Allocation of Principal	$2,798,596.95	$2,798,596.95	$—	$—	$18,157,597.83
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,125,972.40
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,017,972.40
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,017,972.40
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$491,106.32
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$491,106.32
Remaining Funds to Certificates	$491,106.32	$491,106.32	$—	$—	$—
Total	$21,849,352.73	$21,849,352.73	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$373,656,906.62	$353,223,443.59
Note Balance	$370,130,040.54	$349,696,577.51
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	9	$90,879.21
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	98	$75,799.19
Monthly Net Losses (Liquidation Proceeds)			$15,080.02
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.04)%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.12)%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			—%
Cumulative Net Losses for All Periods			$2,129,641.49
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	62	$767,434.08
60-89 Days Delinquent	0.08%	23	$274,609.59
90-119 Days Delinquent	0.06%	14	$203,324.69
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	99	$1,245,368.36

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$29,552.25
Total Repossessed Inventory	4	$29,552.25

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	37	$477,934.28
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.11%
Preceding Collection Period		0.14%
Current Collection Period		0.14%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.21	0.06%	18	0.05%